Long-term debt (Details Narrative) € / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		9 Months Ended				12 Months Ended
	Jun. 09, 2026 USD ($) $ / shares	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CAD ($) $ / shares	Sep. 30, 2026 USD ($) € / shares	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 30, 2026 CAD ($) $ / shares	Sep. 30, 2026 EUR (€)	Jul. 01, 2026	Jun. 09, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Jan. 31, 2025 USD ($)	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Interest expense			$ 29,633		$ 3,328
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease Liabilities, Interest Rate		6.26%		6.26%		5.69%		6.26%	6.26%			5.69%	5.69%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease Liabilities, Interest Rate		3.69%		3.69%		3.12%		3.69%	3.69%			3.12%	3.12%
Unicredit bank gmb H [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 18,249	€ 14,662,000			$ 23,589	€ 14,662,000
Daytal [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 1,094				$ 1,476
Daytal [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Fixed interest amount			$ 37				$ 50
Weighted average interest rate		1.71%		1.71%		1.50%		1.71%	1.71%			1.50%	1.50%
Daytal [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 1,057				$ 1,426
Weighted average interest rate		5.50%		5.50%		4.78%		5.50%	5.50%			4.78%	4.78%
Valtreixal resources spain [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 458				$ 619
Interest rate		3.75%		3.75%		3.75%		3.75%	3.75%			3.75%	3.75%
Beralt tin and wolfram portuga [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 13				$ 23
Interest rate		7.40%		7.40%		7.40%		7.40%	7.40%			7.40%	7.40%
Promissory notes [member]
IfrsStatementLineItems [Line Items]
Debt balance						$ 1,000		$ 1,421				$ 1,371
Interest rate		6.00%		6.00%				6.00%	6.00%
Maturity date		October 31, 2026	October 31, 2026
Promissory notes balance		$ 2,000		$ 2,000		2,000		$ 2,842				2,742
Promissory notes one [member]
IfrsStatementLineItems [Line Items]
Debt balance		$ 3,000		$ 3,000		3,000		$ 4,263				4,111
Interest rate		6.00%		6.00%				6.00%	6.00%
Maturity date		October 31, 2026	October 31, 2026
Promissory notes two [member]
IfrsStatementLineItems [Line Items]
Debt balance		$ 1,000		$ 1,000		1,000		$ 1,421				1,371
Interest rate		5.00%		5.00%				5.00%	5.00%
Maturity date		October 31, 2026	October 31, 2026
Promissory notes three [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 250				250
Interest rate		6.00%		6.00%				6.00%	6.00%
Maturity date		October 31, 2026	October 31, 2026
Convertible senior notes [member]
IfrsStatementLineItems [Line Items]
Debt balance	$ 800,000							$ 1,000			$ 1,127,440
Interest rate	2.25%	15.32%		15.32%				15.32%	15.32%	130.00%	2.25%
Conversion price | $ / shares	$ 36.4950		$ 27.40
Derivative liability at its estimated fair value		$ 319,128	$ 441,769
Transaction Costs		$ 27,300	38,075
Interest expense			23,087
Cash interest expense			$ 6,298
Host liability								$ 16,789
Convertible senior notes [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate										100.00%
Unsecured convertible debenture [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 2,000
Interest rate		6.00%		6.00%				6.00%	6.00%
Maturity date		October 31, 2026	October 31, 2026
Conversion price | $ / shares			$ 0.942
Deutsche rohstoff AG [member]
IfrsStatementLineItems [Line Items]
Debt balance								$ 6,000				6,000
Interest rate		4.00%		4.00%				4.00%	4.00%
Maturity date		October 31, 2026	October 31, 2026
Exercise price | $ / shares								$ 2.175
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Debt balance		$ 1,000		$ 1,000		$ 1,000		$ 1,409				$ 1,302
Conversion price | $ / shares			$ 1.275
Unsecured convertible debenture one [member]
IfrsStatementLineItems [Line Items]
Interest rate		5.00%		5.00%				5.00%	5.00%
Maturity date		October 31, 2026	October 31, 2026
New unsecured convertible debenture [member]
IfrsStatementLineItems [Line Items]
Conversion price | (per share)			$ 1.68	$ 1.05
Senior secured term loan [member]
IfrsStatementLineItems [Line Items]
Term loan									€ 14,662						$ 75,100
KfWI PEX [member]
IfrsStatementLineItems [Line Items]
Interest rate						2.30%						2.30%	2.30%
Term loan														$ 906
Advanced loan						$ 20,000
Repayment term						6 years 3 months	6 years 3 months